RELATED PARTY TRANSACTIONS - Operating transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parent
RELATED PARTY TRANSACTIONS
Revenues	$ 577	$ 525	$ 455
Purchase of goods and services	9,353	8,698	8,037
Operating expenses recovered	(355)	(344)	(752)
Corporations under common control
RELATED PARTY TRANSACTIONS
Revenues	4,985	5,481	5,906
Purchase of goods and services	105,493	103,519	104,244
Operating expenses recovered	$ (1,160)	$ (2,308)	$ (1,275)